Offerings - Offering: 1	Mar. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 12,908,390.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,782.65
Offering Note	(1) Estimated for purposes of calculating the amount of the filing fee only. The transaction valuation was calculated by multiplying (a) 2,346,980 (the "Shares"), of Urgent.ly Inc., a Delaware corporation ("Urgent.ly"), issued and outstanding (including for this purpose shares underlying restricted stock units, shares issuable upon exercise of an outstanding warrant, and shares underlying stock options) by (b) the offer price of $5.50 per Share. The foregoing share figures have been provided by Urgent.ly and are as of March 27, 2026, the most recent practicable date. (2) The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory #1 for Fiscal Year 2026, effective October 1, 2025, issued August 25, 2025, by multiplying the transaction value by 0.00013810.